Investment Instruments - Schedule of Unrealized Gains and Losses on the Available-for-sale Portfolio (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Fair Value	$ 2,663,478
IAS 39 [member]
Disclosure of financial assets [line items]
Notional value	2,638,926
Gross Unrealized Gains	30,090
Gross Unrealized Losses	(5,538)
Fair Value	2,663,478
IAS 39 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Notional value	114,073
Gross Unrealized Losses	(35)
Fair Value	114,038
IAS 39 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Notional value	64
Fair Value	64
IAS 39 [member] | Chilean financial institutions bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Notional value	9,034
Gross Unrealized Gains	25
Gross Unrealized Losses	(27)
Fair Value	9,032
IAS 39 [member] | Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Notional value	3,942
Gross Unrealized Gains	2,217
Fair Value	6,159
IAS 39 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Notional value	416,995
Gross Unrealized Gains	3,921
Gross Unrealized Losses	(229)
Fair Value	420,687
IAS 39 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Notional value	281,833
Gross Unrealized Gains	19,090
Gross Unrealized Losses	(183)
Fair Value	300,740
IAS 39 [member] | Chilean corporate bonds [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Notional value	17,964
Gross Unrealized Gains	505
Fair Value	18,469
IAS 39 [member] | Other Financial Instruments [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Notional value	10,412
Fair Value	10,412
IAS 39 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Notional value	688,770
Gross Unrealized Gains	806
Gross Unrealized Losses	(1,631)
Fair Value	687,945
IAS 39 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Notional value	1,081,633
Gross Unrealized Gains	3,526
Gross Unrealized Losses	(3,280)
Fair Value	1,081,879
IAS 39 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Notional value	14,206
Gross Unrealized Losses	(153)
Fair Value	$ 14,053